Business combinations-Goodwill arising from the acquisition (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Oct. 06, 2022	Jun. 30, 2022
Disclosure of detailed information about business combination [line items]
Goodwill	£ 189,684		£ 145,916
Lexicon Digital Pty Ltd And Lexicon Consolidated Holdings Pty
Disclosure of detailed information about business combination [line items]
Total consideration transferred		£ 48,375
Identifiable assets acquired (liabilities assumed)		(5,244)
Goodwill		£ 43,131